NATURE OF OPERATIONS AND GOING CONCERN (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
NATURE OF OPERATIONS AND GOING CONCERN
Accumulated deficit	$ 309,764,432	$ 259,496,078
Shareholders' equity	66,570,705	65,503,020	$ 83,473,900
Working Capital	22,372,424
Negative cash flow from operating activities	$ 55,683,060	$ 99,274,312